SUPPLEMENTAL INFORMATION (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Lease Modifications [Member]
Non-cash investing and financing activities [Abstract]
Adjustment in capital lease obligation which resulted from reassessment of leases due to change in lease terms	$ (9.1)	$ 156.3
Sale of Wholly-Owned Subsidiaries [Member]
Non-cash investing and financing activities [Abstract]
Carrying amount as of the balance sheet date of debt which was transferred as part of the sale of special purpose companies to Frontline 2012		666.3
Fair value amount as of the balance sheet date of newbuilding installments outstanding which transferred as part of the sale of the special purpose companies to Frontline 2012		$ 325.5
Number of wholly-owned special purpose companies sold to Frontline 2012		15